Incentive Award Plan and Employee Benefit Plan - Summary of Restricted Share Grant Activity under Plan (Details) - Unvested shares of restricted stock - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Target Shares
Outstanding non-vested shares, beginning of year (in shares)	1,034,615	771,003	1,299,807
Shares granted (in shares)	1,103,563	948,793	495,688
Shares vested (in shares)	(657,671)	(562,581)	(1,005,088)
Shares forfeited (in shares)	(45,804)	(122,600)	(19,404)
Outstanding non-vested shares, end of year (in shares)	1,434,703	1,034,615	771,003
Weighted average price
Outstanding non-vested shares, beginning of year (in dollars per share)	$ 12.55	$ 11.29	$ 9.12
Shares granted (in dollars per share)	9.23	12.58	11.87
Shares vested (in dollars per share)	11.30	11.10	8.77
Shares forfeited (in dollars per share)	11.66	11.56	11.53
Outstanding non-vested shares, end of year (in dollars per share)	$ 10.60	$ 12.55	$ 11.29